Document And Entity Information	Jan. 10, 2024
Cover [Abstract]
Entity Registrant Name	MESA AIR GROUP, INC.
Amendment Flag	true
Entity Central Index Key	0000810332
Document Type	8-K/A
Document Period End Date	Jan. 10, 2024
Entity Incorporation, State or Country Code	NV
Securities Act File Number	001-38626
Entity Tax Identification Number	85-0302351
Entity Address, Address Line One	410 North 44th Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	(602)
Local Phone Number	685-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MESA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 9.01 of the Current Report on Form 8-K of Mesa Air Group, Inc. (the “Company”) filed on January 9, 2024 (the “Original Form 8-K”) solely to correct the press release link in the Original Form 8-K (the “Exhibit”). The link in the Original Form 8-K does not refer to the Company’s press release. This error has been corrected in the refiled Exhibit 99.1 to this Amendment No. 1 to refer to the Company’s press release issued on such date. No other changes have been made to the Original Form 8-K.